First Trust North American Energy Infrastructure Fund (EMLP)
Portfolio of Investments
January 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 69.5%
	Construction & Engineering — 2.0%
150,942	Quanta Services, Inc.	$71,641,601
	Electric Utilities — 22.3%
522,176	Alliant Energy Corp.	34,416,620
542,280	American Electric Power Co., Inc.	64,951,587
37,290	Constellation Energy Corp.	10,466,557
667,051	Duke Energy Corp.	80,946,639
889,578	Enel S.p.A., ADR	9,776,462
828,128	Entergy Corp.	79,409,194
782,181	Evergy, Inc.	60,016,748
180,372	Exelon Corp.	8,077,058
1,159,455	FirstEnergy Corp.	54,888,600
141,524	Iberdrola S.A., ADR	12,782,448
259,363	IDACORP, Inc.	34,440,813
522,728	NextEra Energy, Inc.	45,947,791
1,169,822	OGE Energy Corp.	51,097,825
1,024,209	PG&E Corp.	15,793,303
2,714,044	PPL Corp.	98,384,095
1,185,729	Southern (The) Co.	105,897,457
421,306	Xcel Energy, Inc.	32,044,534
		799,337,731
	Electrical Equipment — 2.2%
139,338	EnerSys	25,107,314
312,667	Generac Holdings, Inc. (b)	52,540,563
		77,647,877
	Energy Equipment & Services — 0.6%
782,142	Archrock, Inc.	23,143,582
	Gas Utilities — 11.6%
1,114,937	AltaGas Ltd. (CAD)	33,628,658
251,628	Atmos Energy Corp.	41,855,802
137,697	Chesapeake Utilities Corp.	17,718,850
1,548,503	National Fuel Gas Co.	129,687,126
1,114,298	New Jersey Resources Corp.	55,135,465
887,310	ONE Gas, Inc.	70,594,384
396,207	Spire, Inc.	33,475,530
890,640	UGI Corp.	35,723,570
		417,819,385
	Independent Power and Renewable Electricity Producers — 2.9%
1,152,937	AES (The) Corp.	16,890,527
1,402,195	Clearway Energy, Inc., Class A	47,352,125
107,800	Northland Power, Inc. (CAD)	1,485,996
248,666	Vistra Corp.	39,376,261
		105,104,909
Shares	Description	Value

	Machinery — 1.9%
12,775	Caterpillar, Inc.	$8,397,774
102,506	Cummins, Inc.	59,332,523
		67,730,297
	Multi-Utilities — 11.7%
342,154	Ameren Corp.	35,337,665
898,167	Atco Ltd., Class I (CAD)	38,996,536
1,284,570	CenterPoint Energy, Inc.	50,984,583
480,166	CMS Energy Corp.	34,327,067
842,958	Dominion Energy, Inc.	50,720,783
397,810	DTE Energy Co.	53,457,708
407,141	Public Service Enterprise Group, Inc.	33,532,133
771,984	Sempra	67,170,328
493,535	WEC Energy Group, Inc.	54,619,518
		419,146,321
	Oil, Gas & Consumable Fuels — 13.9%
270,158	Cheniere Energy, Inc.	57,143,820
286,512	DT Midstream, Inc.	36,106,242
372,418	Enbridge, Inc.	18,188,895
1,664,067	Keyera Corp. (CAD)	56,350,846
4,987,285	Kinder Morgan, Inc.	152,062,320
470,778	ONEOK, Inc.	37,280,910
241,531	Targa Resources Corp.	48,542,900
640,537	TC Energy Corp.	37,580,306
816,429	Williams (The) Cos., Inc.	54,913,015
		498,169,254
	Water Utilities — 0.4%
426,670	Essential Utilities, Inc.	16,550,529
	Total Common Stocks	2,496,291,486
	(Cost $1,857,687,851)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS — 27.9%
	Chemicals — 0.6%
992,847	Westlake Chemical Partners, L.P.	21,306,497
	Oil, Gas & Consumable Fuels — 27.3%
1,006,619	Cheniere Energy Partners, L.P.	56,763,245
14,444,230	Energy Transfer, L.P.	266,496,044
8,455,615	Enterprise Products Partners, L.P.	280,641,862
3,162,848	MPLX, L.P.	176,803,203

First Trust North American Energy Infrastructure Fund (EMLP)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
6,366,505	Plains GP Holdings, L.P., Class A (c)	$130,386,022
1,183,879	Sunoco, L.P.	68,167,753
		979,258,129
	Total Master Limited Partnerships	1,000,564,626
	(Cost $552,500,408)

Shares	Description	Value
MONEY MARKET FUNDS — 2.0%
70,380,834	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.56% (d)	70,380,834
	(Cost $70,380,834)

	Total Investments — 99.4%	3,567,236,946
	(Cost $2,480,569,093)
	Net Other Assets and Liabilities — 0.6%	21,839,781
	Net Assets — 100.0%	$3,589,076,727

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Rate shown reflects yield as of January 31, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,496,291,486	$2,496,291,486	$—	$—
Master Limited Partnerships*	1,000,564,626	1,000,564,626	—	—
Money Market Funds	70,380,834	70,380,834	—	—
Total Investments	$3,567,236,946	$3,567,236,946	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust EIP Power Solutions ETF (FPWR)
Portfolio of Investments
January 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 85.3%
	Construction & Engineering — 1.6%
695	Quanta Services, Inc.	$329,868
	Electric Utilities — 33.6%
5,932	Alliant Energy Corp.	390,978
4,236	American Electric Power Co., Inc.	507,367
527	Constellation Energy Corp.	147,918
7,800	Duke Energy Corp.	946,530
21,463	Enel S.p.A., ADR	235,878
5,210	Entergy Corp.	499,587
8,156	Evergy, Inc.	625,810
6,764	FirstEnergy Corp.	320,208
2,510	Iberdrola S.A., ADR	226,703
4,283	IDACORP, Inc.	568,740
3,609	NextEra Energy, Inc.	317,231
6,873	OGE Energy Corp.	300,213
19,346	PPL Corp.	701,292
8,038	Southern (The) Co.	717,874
6,289	Xcel Energy, Inc.	478,341
		6,984,670
	Electrical Equipment — 4.3%
2,727	EnerSys	491,378
2,410	Generac Holdings, Inc. (b)	404,977
		896,355
	Energy Equipment & Services — 0.3%
1,980	Archrock, Inc.	58,588
	Financial Services — 0.6%
3,491	HA Sustainable Infrastructure Capital, Inc.	120,125
	Gas Utilities — 10.0%
3,254	AltaGas Ltd. (CAD)	98,147
1,757	Atmos Energy Corp.	292,259
787	Chesapeake Utilities Corp.	101,271
8,453	National Fuel Gas Co.	707,939
8,317	New Jersey Resources Corp.	411,525
5,252	ONE Gas, Inc.	417,849
1,413	UGI Corp.	56,676
		2,085,666
	Independent Power and Renewable Electricity Producers — 5.0%
14,005	AES (The) Corp.	205,173
13,076	Clearway Energy, Inc., Class A	441,577
2,488	EDP Renovaveis S.A. (EUR)	37,749
2,316	Vistra Corp.	366,739
		1,051,238
Shares	Description	Value

	Machinery — 2.7%
146	Caterpillar, Inc.	$95,975
797	Cummins, Inc.	461,319
		557,294
	Multi-Utilities — 16.4%
3,536	Ameren Corp.	365,198
5,261	Atco Ltd., Class I (CAD)	228,422
5,060	CenterPoint Energy, Inc.	200,831
6,529	CMS Energy Corp.	466,758
6,528	Dominion Energy, Inc.	392,790
3,574	DTE Energy Co.	480,274
3,644	Public Service Enterprise Group, Inc.	300,120
3,983	Sempra	346,561
5,715	WEC Energy Group, Inc.	632,479
		3,413,433
	Oil, Gas & Consumable Fuels — 8.9%
1,489	Cheniere Energy, Inc.	314,953
2,182	Coterra Energy, Inc.	62,951
1,393	DT Midstream, Inc.	175,546
391	EOG Resources, Inc.	43,843
931	EQT Corp.	53,747
274	Gulfport Energy Corp. (b)	55,942
19,419	Kinder Morgan, Inc.	592,085
1,420	Range Resources Corp.	53,747
791	Targa Resources Corp.	158,975
1,819	TC Energy Corp.	106,721
3,503	Williams (The) Cos., Inc.	235,612
		1,854,122
	Professional Services — 0.9%
1,335	Jacobs Solutions, Inc.	180,572
	Semiconductors & Semiconductor Equipment — 1.0%
904	First Solar, Inc. (b)	203,870
	Total Common Stocks	17,735,801
	(Cost $14,909,814)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS (a) — 12.4%
	Independent Power and Renewable Electricity Producers — 0.5%
3,806	Brookfield Renewable Partners, L.P. (CAD)	113,538
	Oil, Gas & Consumable Fuels — 11.9%
9,737	Cheniere Energy Partners, L.P.	549,069
35,998	Energy Transfer, L.P.	664,163

First Trust EIP Power Solutions ETF (FPWR)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS (a) (Continued)
	Oil, Gas & Consumable Fuels (Continued)
18,898	Enterprise Products Partners, L.P.	$627,225
11,174	MPLX, L.P.	624,627
		2,465,084
	Total Master Limited Partnerships	2,578,622
	(Cost $2,289,348)

Shares	Description	Value
MONEY MARKET FUNDS — 1.9%
380,825	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.56% (c)	380,825
	(Cost $380,825)

	Total Investments — 99.6%	20,695,248
	(Cost $17,579,987)
	Net Other Assets and Liabilities — 0.4%	90,182
	Net Assets — 100.0%	$20,785,430

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of January 31, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
EUR	– Euro

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$17,735,801	$17,735,801	$—	$—
Master Limited Partnerships*	2,578,622	2,578,622	—	—
Money Market Funds	380,825	380,825	—	—
Total Investments	$20,695,248	$20,695,248	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Energy Income Partners Strategy ETF (EIPX)
Portfolio of Investments
January 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 72.4%
	Construction & Engineering — 1.0%
9,100	Quanta Services, Inc.	$4,319,133
	Electric Utilities — 11.8%
15,215	Alliant Energy Corp.	1,002,821
9,347	American Electric Power Co., Inc.	1,119,537
52,412	Duke Energy Corp.	6,360,196
137,937	Enel S.p.A., ADR	1,515,927
37,954	Entergy Corp.	3,639,409
75,938	Evergy, Inc.	5,826,723
115,486	FirstEnergy Corp.	5,467,107
16,306	Iberdrola S.A., ADR	1,472,758
7,901	IDACORP, Inc.	1,049,174
26,731	NextEra Energy, Inc.	2,349,655
116,143	OGE Energy Corp.	5,073,126
93,038	PG&E Corp.	1,434,646
148,170	PPL Corp.	5,371,162
94,844	Southern (The) Co.	8,470,518
27,579	Xcel Energy, Inc.	2,097,659
		52,250,418
	Electrical Equipment — 1.4%
37,981	Generac Holdings, Inc. (b)	6,382,327
	Energy Equipment & Services — 7.6%
220,407	Archrock, Inc.	6,521,843
86,355	Baker Hughes Co.	4,839,334
80,359	Cactus, Inc., Class A	4,518,587
169,848	Halliburton Co.	5,693,305
109,356	SLB Ltd.	5,290,643
122,436	TechnipFMC PLC	6,822,134
		33,685,846
	Gas Utilities — 6.7%
66,442	AltaGas Ltd. (CAD)	2,004,019
11,358	Atmos Energy Corp.	1,889,290
171,173	National Fuel Gas Co.	14,335,739
107,218	New Jersey Resources Corp.	5,305,147
51,749	ONE Gas, Inc.	4,117,150
54,103	UGI Corp.	2,170,071
		29,821,416
	Independent Power and Renewable Electricity Producers — 1.9%
29,985	AES (The) Corp.	439,280
106,505	Clearway Energy, Inc., Class A	3,596,674
27,682	Vistra Corp.	4,383,445
		8,419,399
	Machinery — 1.1%
8,097	Cummins, Inc.	4,686,706
Shares	Description	Value

	Multi-Utilities — 5.8%
31,336	Ameren Corp.	$3,236,382
111,452	Atco Ltd., Class I (CAD)	4,839,013
79,585	CenterPoint Energy, Inc.	3,158,729
13,873	CMS Energy Corp.	991,781
16,717	Dominion Energy, Inc.	1,005,862
7,249	DTE Energy Co.	974,121
23,967	Public Service Enterprise Group, Inc.	1,973,922
85,612	Sempra	7,449,100
18,796	WEC Energy Group, Inc.	2,080,153
		25,709,063
	Oil, Gas & Consumable Fuels — 34.8%
131,281	Canadian Natural Resources Ltd. (CAD)	4,881,399
21,684	Cheniere Energy, Inc.	4,586,600
47,864	Core Natural Resources, Inc.	4,565,268
172,057	Coterra Energy, Inc.	4,963,845
87,577	DHT Holdings, Inc.	1,254,978
28,310	Diamondback Energy, Inc.	4,641,425
18,496	DT Midstream, Inc.	2,330,866
42,641	Enbridge, Inc.	2,082,587
69,462	EOG Resources, Inc.	7,788,774
37,281	EQT Corp.	2,152,232
31,163	Expand Energy Corp.	3,503,033
151,716	Exxon Mobil Corp.	21,452,642
49,762	Frontline PLC	1,422,198
10,951	Gulfport Energy Corp. (b)	2,235,866
19,037	HF Sinclair Corp.	989,734
84,193	Imperial Oil Ltd. (CAD)	8,506,173
45,337	International Seaways, Inc.	2,704,352
92,643	Keyera Corp. (CAD)	3,137,200
421,600	Kinder Morgan, Inc.	12,854,584
5,768	Marathon Petroleum Corp.	1,016,264
38,064	Okeanis Eco Tankers Corp. (c) (d)	1,541,211
56,117	ONEOK, Inc.	4,443,905
7,701	Phillips 66	1,105,556
156,001	Range Resources Corp.	5,904,638
256,411	Shell PLC, ADR	19,751,339
86,174	Suncor Energy, Inc. (CAD)	4,554,726
22,783	Targa Resources Corp.	4,578,927
37,553	TC Energy Corp.	2,203,235
129,251	TotalEnergies SE	9,357,772
3,745	Valero Energy Corp.	679,455
35,018	Williams (The) Cos., Inc.	2,355,311
		153,546,095

FT Energy Income Partners Strategy ETF (EIPX)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Semiconductors & Semiconductor Equipment — 0.3%
5,091	First Solar, Inc. (b)	$1,148,122
	Total Common Stocks	319,968,525
	(Cost $255,369,802)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS — 25.3%
	Oil, Gas & Consumable Fuels — 25.3%
253,100	Alliance Resource Partners, L.P.	6,028,842
78,846	Cheniere Energy Partners, L.P.	4,446,126
1,614,769	Energy Transfer, L.P.	29,792,488
946,208	Enterprise Products Partners, L.P.	31,404,644
335,585	MPLX, L.P.	18,759,201
532,167	Plains GP Holdings, L.P., Class A (e)	10,898,780
104,238	Sunoco, L.P.	6,002,024
372,172	TXO Partners, L.P.	4,492,116
	Total Master Limited Partnerships	111,824,221
	(Cost $82,288,979)

Shares	Description	Value
MONEY MARKET FUNDS — 1.8%
7,719,963	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.56% (f)	7,719,963
	(Cost $7,719,963)

	Total Investments — 99.5%	439,512,709
	(Cost $345,378,744)
	Net Other Assets and Liabilities — 0.5%	2,217,265
	Net Assets — 100.0%	$441,729,974

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	This security is taxed as a “C” corporation for federal income tax purposes.
(f)	Rate shown reflects yield as of January 31, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar

Country Allocation†	% of Net Assets
United States	80.6%
Canada	7.3
United Kingdom	6.0
France	2.1
Marshall Islands	1.3
Curacao	1.2
Italy	0.4
Spain	0.3
Cyprus	0.3
Total Investments	99.5
Net Other Assets and Liabilities	0.5
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$319,968,525	$319,968,525	$—	$—
Master Limited Partnerships*	111,824,221	111,824,221	—	—
Money Market Funds	7,719,963	7,719,963	—	—
Total Investments	$439,512,709	$439,512,709	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund IV
Additional Information
January 31, 2026 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.